Leases, Commitments and Contingencies (Tables)	3 Months Ended
Apr. 30, 2022
Schedule of undiscounted future minimum lease payments under non-cancellable leases

Fiscal Year Ended January 31 (in thousands):	Operating Leases
2023 (excluding 3 months ended April 30, 2022)	$4,551
2024	3,869
2025	2,387
2026	1,122
2027	1,130
Thereafter	4,699
Total future minimum lease payments	17,758
Less effects of discounting	(2,514)
Total lease liabilities	$15,244

Reported as of April 30, 2022
Lease liabilities	$4,967
Long-term lease liabilities	10,277
Total lease liabilities	$15,244